T. ROWE PRICE Global Technology Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.3%
FINANCIAL SERVICES  4.9%
Other Financial Services  1.8%
Coinbase Global, Class A (1) 135,011 23,253
NU Holdings, Class A (1) 2,549,347 26,105
Robinhood Markets, Class A (1) 507,226 21,111
70,469
Payments  3.1%
Adyen (EUR) (1) 46,560 71,367
Block (1) 374,311 20,336
Stripe, Class B, Acquisition Date: 5/18/21, Cost $5,832 (1)(2)(3) 145,338 5,160
Wise, Class A (GBP) (1) 2,234,914 27,433
124,296
Total Financial Services 194,765
HARDWARE  13.2%
Consumer Electronics  11.6%
Apple  2,072,849 460,442
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,250 (1)
(2)(3) 2,456,552 1,007
461,449
Enterprise Hardware  1.6%
Cognex  838,655 25,017
Keyence (JPY)  99,400 39,085
64,102
Total Hardware 525,551
HEALTH CARE  0.0%
Health Care Services  0.0%
Capsule, Acquisition Date: 4/7/21, Cost $3,034 (1)(2)(3) 209,351 270
Total Health Care 270
INDUSTRIALS  0.9%
Automobile Manufacturers  0.9%
Tesla (1) 132,731 34,399
Total Industrials 34,399
INTERNET  8.8%
China Internet Media/Advertising  0.8%
Tencent Holdings (HKD)  521,400 33,315
33,315

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
China Internet Retail  1.2%
Alibaba Group Holding, ADR  182,494 24,131
PDD Holdings, ADR (1) 194,076 22,969
47,100
China Internet Services  0.5%
Kanzhun, ADR (1) 1,064,195 20,401
20,401
Rest of World Internet Retail  1.5%
MercadoLibre (1) 13,954 27,223
Sea, ADR (1) 245,744 32,067
59,290
U.S. Internet Media/Advertising  0.6%
AppLovin, Class A (1) 95,246 25,237
25,237
U.S. Internet Retail  0.8%
Amazon.com (1) 158,775 30,209
30,209
U.S. Internet Services  3.4%
Canva, Acquisition Date: 11/24/20 - 12/22/21, Cost $85,406 (1)
(2)(3) 58,704 111,114
DoorDash, Class A (1) 129,721 23,709
134,823
Total Internet 350,375
IT SERVICES  0.7%
IT Services  0.7%
Globant (1) 234,116 27,560
Total IT Services 27,560
MEDIA & ENTERTAINMENT  2.5%
Direct-to-Consumer Subscription Services  1.1%
Netflix (1) 45,441 42,375
Patreon, Class B, Acquisition Date: 8/19/21 - 10/14/21,
Cost $8,991 (1)(2)(3) 160,478 2,783
45,158
Video Gaming  1.4%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $35,168 (1)(2)(3) 55,593 28,749
Nintendo (JPY)  369,400 25,111
53,860
Total Media & Entertainment 99,018

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
SEMICONDUCTORS  40.6%
Analog Semiconductors  1.7%
Analog Devices  273,010 55,058
Silergy (TWD)  1,136,000 13,195
68,253
Digital Systems  16.3%
NVIDIA  5,980,098 648,123
648,123
Foundry  5.6%
Taiwan Semiconductor Manufacturing (TWD)  7,869,300 221,623
221,623
Memory  0.9%
SK Hynix (KRW)  272,298 36,299
36,299
Microcontrollers  2.4%
Infineon Technologies (EUR)  1,544,608 51,490
NXP Semiconductors  218,985 41,620
93,110
Processors  8.7%
Advanced Micro Devices (1) 926,152 95,153
Broadcom  1,074,433 179,892
Intel  1,168,100 26,528
Lattice Semiconductor (1) 796,526 41,778
343,351
Semiconductor Capital Equipment  5.0%
ASM International (EUR)  74,222 33,822
ASML Holding (EUR)  144,240 95,454
BE Semiconductor Industries (EUR)  282,439 29,517
Entegris  453,155 39,642
198,435
Total Semiconductors 1,609,194
SOFTWARE  24.0%
Back-Office Applications Software  4.4%
Gusto, Acquisition Date: 10/4/21, Cost $4,568 (1)(2)(3) 158,669 3,845
Samsara, Class A (1) 417,486 16,002
SAP (EUR)  437,164 117,138
Workday, Class A (1) 169,061 39,481
176,466

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Collaboration and Productivity Software  1.6%
ServiceNow (1) 79,858 63,578
63,578
Design Software  2.6%
Cadence Design Systems (1) 161,317 41,028
Synopsys (1) 143,580 61,574
102,602
Front-Office Applications Software  1.1%
HubSpot (1) 76,180 43,521
43,521
Industry-Specific Software  2.2%
ServiceTitan, Class A (1) 29,498 2,805
ServiceTitan, Class A, Acquisition Date: 3/25/21 - 6/28/21,
Cost $8,986 (1)(2) 88,475 8,415
Shopify, Class A (1) 672,974 64,256
Themis Solutions, Acquisition Date: 4/14/21, Cost $3,204 (1)
(2)(3) 142,720 4,967
Veeva Systems, Class A (1) 36,999 8,570
89,013
Infrastructure and Developer Tool Software  10.7%
Confluent, Class A (1) 630,423 14,777
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $5,482 (1)(2)(3) 342,512 31,683
Datadog, Class A (1) 184,802 18,334
Microsoft  904,734 339,628
Oracle  135,127 18,892
423,314
Security Software  1.4%
Fortinet (1) 254,814 24,528
Zscaler (1) 151,542 30,069
54,597
Total Software 953,091
TELECOM EQUIPMENT  1.7%
Wireline Equipment  1.7%
Ciena (1) 447,445 27,039
Corning  909,975 41,659
Total Telecom Equipment 68,698
Total Common Stocks (Cost $2,497,108) 3,862,921

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  2.9%
BUSINESS SERVICES  0.2%
Information Services  0.2%
Perplexity, Series D-1, Acquisition Date: 11/19/24,
Cost $6,378 (1)(2)(3) 19,395 6,378
Total Business Services 6,378
FINANCIAL SERVICES  0.2%
Other Financial Services  0.2%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $14,577 (1)
(2)(3) 882,194 7,763
Total Financial Services 7,763
HEALTH CARE  0.0%
Health Care Services  0.0%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $3,034 (1)
(2)(3) 209,351 270
Total Health Care 270
INDUSTRIALS  0.3%
Transportation Technology Services  0.3%
Nuro, Series D, Acquisition Date: 10/29/21, Cost $4,552 (1)(2)
(3) 218,364 2,863
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $7,375 (1)
(2)(3) 85,888 9,100
Total Industrials 11,963
INTERNET  0.9%
China Internet Media/Advertising  0.7%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $5,238 (1)
(2)(3) 106,272 28,755
28,755
U.S. Internet Services  0.2%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $5,323 (1)(2)(3) 3,123 5,911
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $1,316 (1)(2)(3) 772 1,461
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $153 (1)(2)(3) 90 171
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $3 (1)(2)(3) 2 4
Flexe, Series C, Acquisition Date: 11/18/20, Cost $5,197 (1)(2)
(3) 427,147 2,238
9,785
Total Internet 38,540

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
MEDIA & ENTERTAINMENT  0.2%
Direct-to-Consumer Subscription Services  0.2%
Patreon, Series D, Acquisition Date: 7/14/21 - 10/21/21,
Cost $23,806 (1)(2)(3) 425,114 7,371
Total Media & Entertainment 7,371
SOFTWARE  1.1%
Back-Office Applications Software  0.1%
Gusto, Series E, Acquisition Date: 7/13/21, Cost $6,226 (1)(2)
(3) 204,816 4,963
4,963
Collaboration and Productivity Software  0.2%
Formagrid, Series F, Acquisition Date: 12/8/21,
Cost $19,390 (1)(2)(3) 103,534 6,040
6,040
Industry-Specific Software  0.1%
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $721 (1)(2)(3) 32,120 1,118
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $72 (1)(2)(3) 3,190 111
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $78 (1)(2)(3) 3,490 121
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $2,570 (1)(2)(3) 114,461 3,984
5,334
Infrastructure and Developer Tool Software  0.7%
Databricks, Series G, Acquisition Date: 2/1/21, Cost $164 (1)
(2)(3) 2,784 257
Databricks, Series H, Acquisition Date: 8/31/21,
Cost $12,844 (1)(2)(3) 174,786 16,168
Databricks, Series I, Acquisition Date: 9/14/23, Cost $5,303 (1)
(2)(3) 72,147 6,674
DataRobot, Series F, Acquisition Date: 10/27/20,
Cost $15,838 (1)(2)(3) 1,205,132 3,447
DataRobot, Series G, Acquisition Date: 6/11/21,
Cost $12,075 (1)(2)(3) 441,318 1,262
27,808
Total Software 44,145
Total Convertible Preferred Stocks (Cost $152,233) 116,430

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  0.0%
Money Market Funds  0.0%
T. Rowe Price Treasury Reserve Fund, 4.39% (4)(5) 7,261 7
Total Short-Term Investments (Cost $7) 7
Total Investments in Securities  100.2%
(Cost $2,649,348) $ 3,979,358
Other Assets Less Liabilities (0.2)% (7,301)
Net Assets 100.0% $ 3,972,057
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $314,423 and represents 7.9% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
TWD Taiwan Dollar

T. ROWE PRICE Global Technology Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.39% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 4.39% — — 70
Totals $ —# $ — $ 70+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government
Reserve Fund, 4.39% $ 16,289  ¤  ¤ $ —
T. Rowe Price Treasury
Reserve Fund, 4.39% 7  ¤  ¤ 7
Total $ 7^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $70 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7.

T. ROWE PRICE Global Technology Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Technology Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Technology Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Global Technology Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Global Technology Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2025, totaled $21,900,000 for the period ended March 31, 2025.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,870,079 $ 803,264 $ 189,578 $ 3,862,921
Convertible Preferred Stocks — — 116,430 116,430
Short-Term Investments 7 — — 7
Total $ 2,870,086 $ 803,264 $ 306,008 $ 3,979,358
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Sales
Ending
Balance
3/31/25
Investment in Securities
Common Stocks $ 175,047 $ 28,809 $ (14,278) $ 189,578
Convertible Preferred Stocks 111,532 4,898 — 116,430
Total $ 286,579 $ 33,707 $ (14,278) $ 306,008

T. ROWE PRICE Global Technology Fund

inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 189,578 Recent
comparable
transaction
price(s)
—# —# —# —#
Enterprise
value to sales
multiple
1.5x
- 14.9x
11.6x Increase
Market
comparable
Sales growth
rate
5%
- 28%
28% Increase
Enterprise
value to gross
profit multiple
5.0x
- 18.7x
14.8x Increase
Gross profit
growth rate
24%
- 28%
28% Increase
Probability
for potential
outcome
25%
- 40%
33% Increase
Premium to
public company
multiples
25% 25% Increase
Discount to
public company
multiples
43%
- 52%
48% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 116,430 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE Global Technology Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Market
comparable
Enterprise
value to sales
multiple
1.5x
- 14.9x
6.1x Increase
Sales growth
rate
5%
- 65%
27% Increase
Enterprise
value to gross
profit multiple
6.2x
- 18.7x
10.8x Increase
Gross profit
growth rate
23%
- 44%
27% Increase
Enterprise
value to EBIT
multiple
10.2x
- 14.3x
12.4x Increase
EBIT growth
rate
27% 27% Increase
Enterprise
value to
EBITDA
multiple
12.2x 12.2x Increase
Enterprise
value to
gross written
premiums
multiple
2.2x
- 2.8x
2.5x Increase
Gross written
premiums
growth rate
7% 7% Increase
Probability
for potential
outcome
25%
- 40%
33% Increase
Premium to
public company
multiples
25% 25% Increase
Discount to
public company
multiples
15%
- 52%
16% Decrease

T. ROWE PRICE Global Technology Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount rate
for cost of
capital
35%
- 38%
36% Decrease
Discount for
uncertainty
10%
- 100%
43% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Global Technology Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F132-054Q1 03/25